Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	$ 5,079.1
General borrowing costs capitalised	37.9	$ 12.5	$ 13.2
Write-off of exploration and evaluation assets	0.0	(21.3)	(16.9)
Balance at end of the year	4,815.7	5,079.1
Carrying value at end of the year	4,815.7	5,079.1
Exploration expense	81.0	60.6	49.7
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	12,169.0	11,801.6
Reclassifications	0.0	0.0
Additions	1,069.3	1,088.7
Salares Norte project costs capitalised	6.3	7.5
Right-of-use assets capitalised during the year (refer note 33)	47.9	54.4
Remeasurements of right-of-use assets capitalised (refer note 33)	11.6	19.1
General borrowing costs capitalised	37.9	12.5
Disposals	20.9	13.4
Scrapping of assets	116.8	449.9
Changes in estimates of rehabilitation assets	(22.1)	66.1
Translation adjustment	389.4	417.6
Balance at end of the year	12,792.8	12,169.0	11,801.6
Carrying value at end of the year	12,792.8	12,169.0	11,801.6
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(7,089.9)	(7,030.4)
Disposals	(19.9)	(12.2)
Scrapping of assets	(116.8)	(449.9)
Translation adjustment	(215.8)	(231.5)
Charge for the year	844.3	713.2
Salares Norte depreciation capitalised	4.0	7.0
Impairment	391.4	11.6
Write-off of exploration and evaluation assets	0.0	21.3
Balance at end of the year	(7,977.1)	(7,089.9)	(7,030.4)
Carrying value at end of the year	(7,977.1)	(7,089.9)	(7,030.4)
Land, mineral rights and rehabilitation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	374.5
Balance at end of the year	313.6	374.5
Carrying value at end of the year	313.6	374.5
Land, mineral rights and rehabilitation assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	466.9	424.3
Reclassifications	1.8	7.8
Additions	10.8	1.9
Salares Norte project costs capitalised	0.0	0.0
Right-of-use assets capitalised during the year (refer note 33)	0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	0.0	0.0
General borrowing costs capitalised	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	5.8	0.9
Changes in estimates of rehabilitation assets	(22.1)	66.1
Translation adjustment	16.0	16.7
Balance at end of the year	432.0	466.9	424.3
Carrying value at end of the year	432.0	466.9	424.3
Land, mineral rights and rehabilitation assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(92.4)	(72.4)
Disposals	0.0	0.0
Scrapping of assets	(5.8)	(0.9)
Translation adjustment	(1.4)	0.3
Charge for the year	25.6	20.6
Salares Norte depreciation capitalised	0.0	0.0
Impairment	7.6	0.0
Write-off of exploration and evaluation assets	0.0	0.0
Balance at end of the year	(118.4)	(92.4)	(72.4)
Carrying value at end of the year	(118.4)	(92.4)	(72.4)
Mine development, infrastructure and other assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	4,292.7
Balance at end of the year	4,163.8	4,292.7
Carrying value at end of the year	4,163.8	4,292.7
Mine development, infrastructure and other assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	11,144.0	10,850.8
Reclassifications	(1.8)	(10.9)
Additions	1,058.5	1,086.8
Salares Norte project costs capitalised	6.3	7.5
Right-of-use assets capitalised during the year (refer note 33)	0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	0.0	0.0
General borrowing costs capitalised	37.9	12.5
Disposals	20.9	13.4
Scrapping of assets	90.7	427.0
Changes in estimates of rehabilitation assets	0.0	0.0
Translation adjustment	354.2	384.1
Balance at end of the year	11,782.7	11,144.0	10,850.8
Carrying value at end of the year	11,782.7	11,144.0	10,850.8
Mine development, infrastructure and other assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(6,851.3)	(6,860.1)
Disposals	(19.9)	(12.2)
Scrapping of assets	(90.7)	(427.0)
Translation adjustment	(209.5)	(227.1)
Charge for the year	746.1	622.8
Salares Norte depreciation capitalised	2.3	1.8
Impairment	339.3	11.6
Write-off of exploration and evaluation assets	0.0	21.3
Balance at end of the year	(7,618.9)	(6,851.3)	(6,860.1)
Carrying value at end of the year	(7,618.9)	(6,851.3)	(6,860.1)
Right-of-use assets relating to mine development, infrastructure and other assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	411.9
Balance at end of the year	338.3	411.9
Carrying value at end of the year	338.3	411.9
Right-of-use assets relating to mine development, infrastructure and other assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	558.1	526.5
Reclassifications	0.0	3.1
Additions	0.0	0.0
Salares Norte project costs capitalised	0.0	0.0
Right-of-use assets capitalised during the year (refer note 33)	47.9	54.4
Remeasurements of right-of-use assets capitalised (refer note 33)	11.6	19.1
General borrowing costs capitalised	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	20.3	22.0
Changes in estimates of rehabilitation assets	0.0	0.0
Translation adjustment	19.2	16.8
Balance at end of the year	578.1	558.1	526.5
Carrying value at end of the year	578.1	558.1	526.5
Right-of-use assets relating to mine development, infrastructure and other assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(146.2)	(97.9)
Disposals	0.0	0.0
Scrapping of assets	(20.3)	(22.0)
Translation adjustment	(4.9)	(4.7)
Charge for the year	72.6	69.8
Salares Norte depreciation capitalised	1.7	5.2
Impairment	44.5	0.0
Write-off of exploration and evaluation assets	0.0	0.0
Balance at end of the year	(239.8)	(146.2)	(97.9)
Carrying value at end of the year	$ (239.8)	$ (146.2)	$ (97.9)
Salares Norte project
Reconciliation of changes in property, plant and equipment [abstract]
Average interest capitalisation rate	6.40%	5.90%